DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The aggregate notional amounts of the partnership's derivative positions at December 31, 2017 and 2016 were as follows:

(US$ MILLIONS)	Note	2017	2016
Foreign exchange contracts (1)	(a)	$1,243	$761
Commodity contracts	(b)	—	—
		$1,243	$761
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(1)	Notional amounts are presented on a net basis for those derivative instruments that are offset.
The partnership held the following commodity contracts as at December 31, 2017:

(US$ MILLIONS)	Total volume	Weighted average price range	Remaining term	Fair market value asset (liability)
Commodity swap - natural gas	260,663 Mcf/d	(USD$/Mcf) - $1.98 - $2.76	Jan 2018 - Mar 2019	$27
Commodity swap - palladium	67,850 Ounces	(USD$/Oz) - $908 - $995	Jan 2018 - May 2018	(7)
Commodity swap - fuel oil	3,087,000 Barrels	(USD$/Barrel) - $41 - $55	Jan 2018 - Jun 2022	5
Sales and purchase contracts - gasoline	688,827 m3	(USD$/m3) - $315 - $581	Jan 2018 - Nov 2018	2
Sales and purchase contracts - diesel	891,719 m3	(USD$/m3) - $250 - $598	Jan 2018 - Dec 2018	(1)
Sales and purchase contracts - fatty acid methyl esters	414,067 m3	(USD$/m3) - $868- $1079	Jan 2018 - Dec 2018	1
Commodity swaps and futures - diesel, diesel premia, gasoline, crude	1,206,707 m3	(USD$/m3) - $334 - $548	Jan 2018 - Jun 2019	(11)
Commodity swaps and futures - ethanol, biodiesel premia, wheat	280,270 m3	(USD$/m3) - $249 - $495	Jan 2018 - Sep 2018	3
				$19

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying the partnership's derivative instruments by term to maturity as at December 31, 2017 and the comparative notional amounts as at December 31, 2016, for both derivatives that are classified as fair value through profit of loss and derivatives that qualify for hedge accounting:

		2017			2016
(US$ MILLIONS)	Note	< 1 year	1 to 5 years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	(a)	$286	$—	$286	$36
Commodity swap contracts	(b)	—	—	—	—
Option contracts	(c)	—	—	—	—

Elected for hedge accounting
Foreign exchange contracts	(a)	957	—	957	725
		$1,243	$—	$1,243	$761
The partnership held the following foreign exchange contracts with notional amounts at December 31, 2017 and 2016.

	Notional amount (U.S. Dollars)		Average exchange rate
	2017	2016	2017	2016
Foreign exchange contracts
Australian Dollars
Buy	$(319)	$(10)	0.76	0.74
Sell (1)	510	485	0.75	0.74
Euros
Buy	(11)	—	1.15	—
Sell	46	43	1.20	1.06
Canadian Dollars
Buy	(1)	(18)	0.79	0.74
Sell	786	260	0.78	0.76
British Pounds
Buy	(118)	—	1.33	—
Sell	208	—	1.33	—
Indian Rupees
Sell	154	—	0.01	—
Japanese Yen
Sell	3	3	0.01	0.01
Mexican Pesos
Buy	(5)	(2)	0.05	0.05
Chinese Yuan
Buy	(11)	—	0.15	—
South Africa Rand
Sell	1	—	0.08	—
	$1,243	$761
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(1)	As at December 31, 2016, a number of foreign exchange contracts were with a related party. As at December 31, 2017, no foreign exchange contracts were with a related party.